LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2012
LICENSE AGREEMENTS
LICENSE AGREEMENTS

5. LICENSE AGREEMENTS

LibiGel and Elestrin

        The Company licensed the technology underlying LibiGel and Elestrin, but not its male testosterone gel, from Antares Pharma, Inc. (Antares). Under the agreement, Antares granted the Company an exclusive license to certain patents and patent applications covering these gel products, including rights to sublicense, in order to develop and market the products in certain territories. Under the agreement, the Company is required to pay Antares certain development and regulatory milestone payments and royalties based on net sales of any products the Company or any sub-licensee sells incorporating the in-licensed technology. The patents covering the formulations used in these gel products are expected to expire in 2022 and 2028.

Male Testosterone Gel

        The Company's male testosterone gel was developed initially by the Company, and then licensed by the Company to Teva for late stage clinical development. Teva submitted an NDA to the FDA in the beginning of 2011, which was approved by the FDA in February 2012. No launch date for this product has been announced by Teva.

        Under the Company's development and license agreement with Teva, Teva has agreed to market the male testosterone gel for the U.S. market and is responsible for any and all manufacturing and marketing associated with the product. The financial terms of the development and license agreement included a $1.5 million upfront payment by Teva, which was paid to the Company in December 2002, and an obligation by Teva to pay the Company certain milestones and royalties on sales of the product in exchange for rights to develop and market the product. Teva is entitled to deduct the amount of any legal expenses incurred by Teva in connection with associated patent litigation against Teva from the net sales of the product.

        The term of the development and license agreement will expire 10 years from the date on which Teva makes its first commercial sale of the male testosterone gel to an unrelated third party in an arms-length transaction in the United States. The parties may terminate the development and license agreement upon the occurrence of certain events, including a material breach of the agreement by the other party. The Company may terminate the agreement if Teva files a petition in bankruptcy, enters into an arrangement with its creditors or makes an assignment for the benefit of creditors or a receiver or trustee is appointed or if Teva suffers or permits the entry of an order adjudicating it to be bankrupt or insolvent. Teva may terminate the agreement if Teva determines that the continued development and/or marketing of the male testosterone gel is no longer commercially viable.

        In October 2012, the Company and Teva entered into an amendment to the license and development agreement pursuant to which Teva made a non-refundable $1.0 million payment to the Company upon the signing of the amendment and an additional non-refundable $750,000 payment in December 2012. Teva also agreed to make the following milestone based payments to the Company: (1) $500,000 if the FDA authorizes marketing of the licensed male testosterone gel as an "AB-rated" equivalent to AndroGel®; and (2) $500,000 upon the earlier to occur of (a) December 31, 2013 and (b) five business days after Teva's commencement of commercial manufacture of the licensed product for sale in the United States. In addition, Teva has agreed to pay the Company $4.0 million in the event Teva is the sole marketer in the United States of a generic 1% testosterone gel AB-rated to AndroGel® for at least 180 days immediately following the launch date of the licensed product in the United States. The royalty rate to be paid by Teva to the Company under the agreement is five percent of net sales; provided, however, that during the period of time that Teva markets the licensed product and is the sole marketer of a generic 1% testosterone gel that is AB-rated to AndroGel® in the United States, the royalty rate will be seven and one half percent of net sales. Additionally, pursuant to the terms of the October 2012 amendment, the parties agreed to release each other from certain liabilities.

The Pill Plus

        The Company has a fully paid-up right and exclusive license to the technology underlying its triple component contraceptive, or The Pill Plus, from Wake Forest University Health Sciences and Cedars-Sinai Medical Center. The Company received this fully paid-up right and exclusive license in December 2012 when it entered into an amendment to the license agreement to eliminate all regulatory milestone payments, maintenance payments and royalty payments. The patents covering the technology underlying The Pill Plus are expected to expire in 2016.

Other License Agreements

        The Company has entered into several other license agreements in which the Company has out-licensed certain of the rights and technologies the Company has licensed. Under these agreements, the Company typically is entitled to receive royalty payments on any sales of the products and, in some cases, may be entitled to receive certain development and regulatory milestones.